PORTFOLIO OF INVESTMENTS – as of October 31, 2020 (Unaudited)

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks – 38.9% of Net Assets
	Aerospace & Defense – 0.4%
19	Axon Enterprise, Inc.(a)	$1,879
76	Boeing Co. (The)	10,974
35	General Dynamics Corp.	4,597
28	Moog, Inc., Class A	1,747
42	Raytheon Technologies Corp.	2,281

		21,478

	Air Freight & Logistics – 0.4%
179	Expeditors International of Washington, Inc.	15,818
36	United Parcel Service, Inc., Class B	5,656

		21,474

	Airlines – 0.1%
12	Delta Air Lines, Inc.	368
287	JetBlue Airways Corp.(a)	3,435

		3,803

	Auto Components – 0.2%
96	Aptiv PLC	9,263
13	BorgWarner, Inc.	455
25	Visteon Corp.(a)	2,241

		11,959

	Automobiles – 0.3%
360	General Motors Co.	12,431
27	Thor Industries, Inc.	2,283

		14,714

	Banks – 1.8%
74	Ameris Bancorp	2,168
134	BancorpSouth Bank	3,137
618	Bank of America Corp.	14,647
291	Cadence BanCorp	3,265
305	Citigroup, Inc.	12,633
119	Citizens Financial Group, Inc.	3,243
102	Columbia Banking System, Inc.	2,898
8	Comerica, Inc.	364
65	Cullen/Frost Bankers, Inc.	4,567
234	Fulton Financial Corp.	2,572
156	Huntington Bancshares, Inc.	1,629
119	International Bancshares Corp.	3,294
202	KeyCorp	2,622
13	M&T Bank Corp.	1,346
135	People’s United Financial, Inc.	1,440
46	PNC Financial Services Group, Inc. (The)	5,146
220	Regions Financial Corp.	2,926
108	TCF Financial Corp.	2,939
76	Truist Financial Corp.	3,201

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
184	Trustmark Corp.	$4,304
106	U.S. Bancorp	4,129
291	Wells Fargo & Co.	6,242
49	Wintrust Financial Corp.	2,412

		91,124

	Beverages – 1.0%
112	Coca-Cola Co. (The)	5,383
72	Constellation Brands, Inc., Class A	11,896
264	Keurig Dr Pepper, Inc.	7,101
289	Monster Beverage Corp.(a)	22,129
40	PepsiCo, Inc.	5,332

		51,841

	Biotechnology – 1.0%
37	AbbVie, Inc.	3,149
19	Alexion Pharmaceuticals, Inc.(a)	2,188
29	Amgen, Inc.	6,291
9	Biogen, Inc.(a)	2,268
73	BioMarin Pharmaceutical, Inc.(a)	5,433
75	Gilead Sciences, Inc.	4,361
17	Ligand Pharmaceuticals, Inc.(a)	1,402
43	Regeneron Pharmaceuticals, Inc.(a)	23,373
5	Vertex Pharmaceuticals, Inc.(a)	1,042

		49,507

	Building Products – 0.2%
19	Lennox International, Inc.	5,161
57	Owens Corning	3,732
37	Trex Co., Inc.(a)	2,573

		11,466

	Capital Markets – 2.3%
34	Ameriprise Financial, Inc.	5,468
314	Bank of New York Mellon Corp. (The)	10,789
5	BlackRock, Inc.	2,996
361	Charles Schwab Corp. (The)	14,841
10	CME Group, Inc.	1,507
40	FactSet Research Systems, Inc.	12,260
41	Franklin Resources, Inc.	769
49	Goldman Sachs Group, Inc. (The)	9,263
18	Intercontinental Exchange, Inc.	1,699
14	Invesco Ltd.	183
95	Janus Henderson Group PLC	2,308
22	Moody’s Corp.	5,784
20	MSCI, Inc.	6,997
34	Nasdaq, Inc.	4,114
80	Northern Trust Corp.	6,262
36	S&P Global, Inc.	11,618
157	SEI Investments Co.	7,717
218	State Street Corp.	12,840

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
4	T. Rowe Price Group, Inc.	$507

		117,922

	Chemicals – 0.4%
5	Air Products & Chemicals, Inc.	1,381
15	DuPont de Nemours, Inc.	853
5	Ecolab, Inc.	918
51	HB Fuller Co.	2,308
37	Innospec, Inc.	2,447
39	Linde PLC	8,593
44	Minerals Technologies, Inc.	2,407
25	Stepan Co.	2,911

		21,818

	Commercial Services & Supplies – 0.2%
62	Healthcare Services Group, Inc.	1,418
26	MSA Safety, Inc.	3,430
4	Republic Services, Inc.	353
39	Tetra Tech, Inc.	3,935
25	Waste Management, Inc.	2,698

		11,834

	Communications Equipment – 0.4%
63	Ciena Corp.(a)	2,481
383	Cisco Systems, Inc.	13,750
4	F5 Networks, Inc.(a)	532
35	Lumentum Holdings, Inc.(a)	2,894

		19,657

	Construction & Engineering – 0.1%
120	AECOM(a)	5,381
147	Fluor Corp.	1,668

		7,049

	Consumer Finance – 0.9%
690	Ally Financial, Inc.	18,409
115	American Express Co.	10,493
217	Capital One Financial Corp.	15,858
33	Green Dot Corp., Class A(a)	1,760

		46,520

	Containers & Packaging – 0.2%
282	Amcor PLC	2,941
26	Ball Corp.	2,314
29	International Paper Co.	1,269
187	O-I Glass, Inc.	1,763

		8,287

	Distributors – 0.2%
21	Genuine Parts Co.	1,899

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – continued
18	POOL CORP.	$6,297

		8,196

	Diversified Consumer Services – 0.1%
79	Service Corp. International	3,658

	Diversified Telecommunication Services – 0.1%
126	AT&T, Inc.	3,405

	Electric Utilities – 0.3%
69	American Electric Power Co., Inc.	6,205
9	Edison International	504
19	Eversource Energy	1,658
35	Exelon Corp.	1,396
12	FirstEnergy Corp.	357
35	IDACORP, Inc.	3,071
40	NextEra Energy, Inc.	2,928
22	PPL Corp.	605

		16,724

	Electrical Equipment – 0.5%
18	Acuity Brands, Inc.	1,604
228	Ballard Power Systems, Inc.(a)	3,368
26	Eaton Corp. PLC	2,699
22	Generac Holdings, Inc.(a)	4,623
24	Hubbell, Inc.	3,492
25	Rockwell Automation, Inc.	5,928
39	Sunrun, Inc.(a)	2,029

		23,743

	Electronic Equipment, Instruments & Components – 0.6%
66	Avnet, Inc.	1,628
68	Cognex Corp.	4,481
15	Coherent, Inc.(a)	1,877
22	Corning, Inc.	703
86	Itron, Inc.(a)	5,844
13	Littelfuse, Inc.	2,573
12	Rogers Corp.(a)	1,455
91	TE Connectivity Ltd.	8,816
81	Trimble, Inc.(a)	3,899
120	Vishay Intertechnology, Inc.	1,946

		33,222

	Energy Equipment & Services – 0.2%
509	Archrock, Inc.	3,018
62	Baker Hughes Co.	916
65	National Oilwell Varco, Inc.	546
252	Schlumberger NV	3,765
45	TechnipFMC PLC	249

		8,494

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 0.8%
84	Activision Blizzard, Inc.	$6,361
68	Cinemark Holdings, Inc.	557
41	Electronic Arts, Inc.(a)	4,913
23	Netflix, Inc.(a)	10,942
26	Take-Two Interactive Software, Inc.(a)	4,028
129	Walt Disney Co. (The)	15,641

		42,442

	Food & Staples Retailing – 0.2%
52	BJ’s Wholesale Club Holdings, Inc.(a)	1,991
44	Kroger Co. (The)	1,417
162	SpartanNash Co.	2,983
28	Sysco Corp.	1,549
79	Walgreens Boots Alliance, Inc.	2,689

		10,629

	Food Products – 0.3%
42	Campbell Soup Co.	1,960
12	Conagra Brands, Inc.	421
28	General Mills, Inc.	1,655
69	Hain Celestial Group, Inc. (The)(a)	2,122
42	Hormel Foods Corp.	2,045
35	Ingredion, Inc.	2,481
8	J.M. Smucker Co. (The)	898
16	Kellogg Co.	1,006
4	McCormick & Co., Inc.	722
46	Mondelez International, Inc., Class A	2,444

		15,754

	Gas Utilities – 0.2%
71	New Jersey Resources Corp.	2,072
40	ONE Gas, Inc.	2,761
78	South Jersey Industries, Inc.	1,503
85	UGI Corp.	2,749

		9,085

	Health Care Equipment & Supplies – 0.8%
32	Abbott Laboratories	3,364
5	Becton Dickinson & Co.	1,156
24	Boston Scientific Corp.(a)	822
4	Cooper Cos., Inc. (The)	1,276
11	Danaher Corp.	2,525
11	DENTSPLY SIRONA, Inc.	519
12	Edwards Lifesciences Corp.(a)	860
37	Globus Medical, Inc., Class A(a)	1,928
19	Haemonetics Corp.(a)	1,921
35	Hill-Rom Holdings, Inc.	3,187
14	Hologic, Inc.(a)	964
8	Intuitive Surgical, Inc.(a)	5,337
24	Medtronic PLC	2,414
87	Meridian Bioscience, Inc.(a)	1,492

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
28	Merit Medical Systems, Inc.(a)	$1,401
19	Penumbra, Inc.(a)	4,960
10	Quidel Corp.(a)	2,683
3	STERIS PLC	532
6	Stryker Corp.	1,212
8	Varian Medical Systems, Inc.(a)	1,382

		39,935

	Health Care Providers & Services – 1.5%
13	Amedisys, Inc.(a)	3,367
5	Anthem, Inc.	1,364
37	BioTelemetry, Inc.(a)	1,576
49	Centene Corp.(a)	2,896
9	Chemed Corp.	4,305
31	Cigna Corp.	5,176
138	CVS Health Corp.	7,740
11	DaVita, Inc.(a)	949
33	Encompass Health Corp.	2,023
95	HCA Healthcare, Inc.	11,774
18	Henry Schein, Inc.(a)	1,145
36	Humana, Inc.	14,374
12	Laboratory Corp. of America Holdings(a)	2,397
139	MEDNAX, Inc.(a)	1,772
63	Patterson Cos., Inc.	1,567
57	Quest Diagnostics, Inc.	6,962
17	UnitedHealth Group, Inc.	5,187

		74,574

	Health Care Technology – 0.3%
179	Allscripts Healthcare Solutions, Inc.(a)	1,804
140	Cerner Corp.	9,813
65	HMS Holdings Corp.(a)	1,730

		13,347

	Hotels, Restaurants & Leisure – 1.0%
32	Dine Brands Global, Inc.	1,646
36	Dunkin’ Brands Group, Inc.	3,590
114	Hilton Worldwide Holdings, Inc.	10,010
21	Jack in the Box, Inc.	1,681
23	Marriott Vacations Worldwide Corp.	2,222
389	MGM Resorts International	8,002
125	Starbucks Corp.	10,870
134	Wendy’s Co. (The)	2,928
141	Yum China Holdings, Inc.	7,506
52	Yum! Brands, Inc.	4,853

		53,308

	Household Durables – 0.3%
107	KB Home	3,451
80	Meritage Homes Corp.(a)	6,967

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – continued
145	Taylor Morrison Home Corp.(a)	$3,132

		13,550

	Household Products – 0.6%
26	Church & Dwight Co., Inc.	2,298
3	Clorox Co. (The)	622
164	Colgate-Palmolive Co.	12,938
36	Kimberly-Clark Corp.	4,773
61	Procter & Gamble Co. (The)	8,363

		28,994

	Independent Power & Renewable Electricity Producers – 0.3%
45	AES Corp. (The)	878
131	NextEra Energy Partners LP	8,227
59	Ormat Technologies, Inc.	4,181
107	Sunnova Energy International, Inc.(a)	2,574

		15,860

	Industrial Conglomerates – 0.3%
15	3M Co.	2,399
19	Carlisle Cos., Inc.	2,353
1,149	General Electric Co.	8,526
5	Honeywell International, Inc.	825

		14,103

	Insurance – 1.0%
15	Aflac, Inc.	509
23	Allstate Corp. (The)	2,041
342	American International Group, Inc.	10,770
37	Chubb Ltd.	4,807
13	eHealth, Inc.(a)	872
61	First American Financial Corp.	2,720
23	Hanover Insurance Group, Inc. (The)	2,200
12	Lincoln National Corp.	421
15	Marsh & McLennan Cos., Inc.	1,552
121	MetLife, Inc.	4,580
34	Prudential Financial, Inc.	2,177
160	Reinsurance Group of America, Inc.	16,163
18	Travelers Cos., Inc. (The)	2,173

		50,985

	Interactive Media & Services – 2.1%
15	Alphabet, Inc., Class A(a)	24,242
20	Alphabet, Inc., Class C(a)	32,420
180	Facebook, Inc., Class A(a)	47,360
104	Twitter, Inc.(a)	4,301

		108,323

	Internet & Direct Marketing Retail – 1.9%
114	Alibaba Group Holding Ltd., Sponsored ADR(a)	34,735
12	Amazon.com, Inc.(a)	36,434

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – continued
8	Booking Holdings, Inc.(a)	$12,980
283	eBay, Inc.	13,479
100	Qurate Retail, Inc., Class A	677

		98,305

	IT Services – 2.0%
13	Accenture PLC, Class A	2,820
113	Automatic Data Processing, Inc.	17,850
41	Cognizant Technology Solutions Corp., Class A	2,928
419	DXC Technology Co.	7,718
12	Fidelity National Information Services, Inc.	1,495
72	Fiserv, Inc.(a)	6,874
74	Gartner, Inc.(a)	8,887
38	MasterCard, Inc., Class A	10,968
16	Paychex, Inc.	1,316
243	Sabre Corp.	1,584
7	VeriSign, Inc.(a)	1,335
183	Visa, Inc., Class A	33,253
202	Western Union Co. (The)	3,927
18	WEX, Inc.(a)	2,278

		103,233

	Leisure Products – 0.0%
82	Callaway Golf Co.	1,270

	Life Sciences Tools & Services – 0.6%
12	Agilent Technologies, Inc.	1,225
44	Illumina, Inc.(a)	12,879
6	IQVIA Holdings, Inc.(a)	924
1	Mettler-Toledo International, Inc.(a)	998
75	NeoGenomics, Inc.(a)	2,942
34	Repligen Corp.(a)	5,664
8	Thermo Fisher Scientific, Inc.	3,785
4	Waters Corp.(a)	891

		29,308

	Machinery – 1.5%
44	AGCO Corp.	3,389
99	Caterpillar, Inc.	15,548
39	Cummins, Inc.	8,576
91	Deere & Co.	20,558
34	Flowserve Corp.	990
14	Illinois Tool Works, Inc.	2,742
59	ITT, Inc.	3,570
76	Kennametal, Inc.	2,356
47	Oshkosh Corp.	3,166
47	Parker-Hannifin Corp.	9,793
13	Proto Labs, Inc.(a)	1,535
79	Terex Corp.	1,951
52	Toro Co. (The)	4,269

		78,443

Shares	Description	Value (†)
Common Stocks – continued
	Media – 0.8%
4	Cable One, Inc.	$6,928
19	Charter Communications, Inc., Class A(a)	11,473
340	Comcast Corp., Class A	14,362
17	Discovery, Inc., Series C(a)	311
64	New York Times Co. (The), Class A	2,538
102	Omnicom Group, Inc.	4,814

		40,426

	Metals & Mining – 0.2%
108	Commercial Metals Co.	2,230
17	Newmont Corp.	1,068
8	Nucor Corp.	382
46	Reliance Steel & Aluminum Co.	5,014
29	Royal Gold, Inc.	3,446

		12,140

	Multi-Utilities – 0.2%
40	Consolidated Edison, Inc.	3,140
17	Dominion Energy, Inc.	1,366
17	DTE Energy Co.	2,098
11	Sempra Energy	1,379
11	WEC Energy Group, Inc.	1,106

		9,089

	Multiline Retail – 0.1%
275	Macy’s, Inc.	1,708
10	Target Corp.	1,522

		3,230

	Oil, Gas & Consumable Fuels – 0.6%
721	Apache Corp.	5,984
9	Chevron Corp.	626
57	Concho Resources, Inc.	2,366
68	Devon Energy Corp.	607
115	Diamondback Energy, Inc.	2,985
287	EOG Resources, Inc.	9,827
111	EQT Corp.	1,681
240	Marathon Oil Corp.	950
46	ONEOK, Inc.	1,334
426	Southwestern Energy Co.(a)	1,138
33	Valero Energy Corp.	1,274
76	World Fuel Services Corp.	1,600

		30,372

	Paper & Forest Products – 0.0%
79	Louisiana-Pacific Corp.	2,258

	Pharmaceuticals – 0.8%
47	Bristol-Myers Squibb Co.	2,747
16	Eli Lilly & Co.	2,087
26	Jazz Pharmaceuticals PLC(a)	3,747

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
52	Merck & Co., Inc.	$3,911
75	Novartis AG, Sponsored ADR	5,856
56	Novo Nordisk A/S, Sponsored ADR	3,578
20	Perrigo Co. PLC	877
115	Pfizer, Inc.	4,080
318	Roche Holding AG, Sponsored ADR	12,717

		39,600

	Professional Services – 0.3%
47	Exponent, Inc.	3,271
5	IHS Markit Ltd.	404
17	Insperity, Inc.	1,302
48	Korn Ferry	1,449
28	ManpowerGroup, Inc.	1,900
337	Nielsen Holdings PLC	4,553
17	Verisk Analytics, Inc.	3,026

		15,905

	Real Estate Management & Development – 0.1%
88	CBRE Group, Inc., Class A(a)	4,435
24	Jones Lang LaSalle, Inc.	2,709

		7,144

	REITs - Apartments – 0.2%
87	American Campus Communities, Inc.	3,259
3	AvalonBay Communities, Inc.	417
58	Camden Property Trust	5,350
19	Equity Residential	893

		9,919

	REITs - Diversified – 0.2%
21	Crown Castle International Corp.	3,280
13	Digital Realty Trust, Inc.	1,876
3	Equinix, Inc.	2,194
38	Weyerhaeuser Co.	1,037

		8,387

	REITs - Health Care – 0.1%
148	Healthpeak Properties, Inc.	3,992
18	Ventas, Inc.	710
9	Welltower, Inc.	484

		5,186

	REITs - Hotels – 0.1%
62	Host Hotels & Resorts, Inc.	650
256	Park Hotels & Resorts, Inc.	2,542

		3,192

	REITs - Mortgage – 0.1%
139	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,817

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Office Property – 0.3%
4	Boston Properties, Inc.	$290
131	Corporate Office Properties Trust	2,938
148	Douglas Emmett, Inc.	3,493
198	Easterly Government Properties, Inc.	4,138
65	Kilroy Realty Corp.	3,060

		13,919

	REITs - Shopping Centers – 0.1%
353	Brixmor Property Group, Inc.	3,869

	REITs - Storage – 0.0%
13	Iron Mountain, Inc.	339

	REITs - Warehouse/Industrials – 0.1%
42	CyrusOne, Inc.	2,984
31	ProLogis, Inc.	3,075

		6,059

	Road & Rail – 0.2%
14	CSX Corp.	1,105
18	Norfolk Southern Corp.	3,764
38	Ryder System, Inc.	1,872
12	Union Pacific Corp.	2,126

		8,867

	Semiconductors & Semiconductor Equipment – 1.9%
68	Advanced Micro Devices, Inc.(a)	5,120
12	Analog Devices, Inc.	1,422
27	Applied Materials, Inc.	1,599
50	Cirrus Logic, Inc.(a)	3,443
67	Cree, Inc.(a)	4,261
39	Enphase Energy, Inc.(a)	3,826
132	First Solar, Inc.(a)	11,490
66	Ichor Holdings Ltd.(a)	1,535
81	Intel Corp.	3,587
4	Lam Research Corp.	1,368
21	Micron Technology, Inc.(a)	1,057
63	NVIDIA Corp.	31,586
116	QUALCOMM, Inc.	14,310
38	Silicon Laboratories, Inc.(a)	3,893
41	Texas Instruments, Inc.	5,928
21	Universal Display Corp.	4,165

		98,590

	Software – 2.9%
10	Adobe, Inc.(a)	4,471
107	Autodesk, Inc.(a)	25,203
29	Blackbaud, Inc.	1,431
41	Bottomline Technologies, Inc.(a)	1,629
20	Cadence Design Systems, Inc.(a)	2,188
6	Citrix Systems, Inc.	680

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
13	Fair Isaac Corp.(a)	$5,089
5	Intuit, Inc.	1,573
126	Microsoft Corp.	25,511
227	NortonLifeLock, Inc.	4,669
366	Oracle Corp.	20,536
25	Paylocity Holding Corp.(a)	4,638
35	PTC, Inc.(a)	2,936
25	Qualys, Inc.(a)	2,196
88	salesforce.com, Inc.(a)	20,440
4	ServiceNow, Inc.(a)	1,990
102	Workday, Inc., Class A(a)	21,432

		146,612

	Specialty Retail – 1.0%
30	Aaron’s Holdings Co., Inc.	1,568
117	American Eagle Outfitters, Inc.	1,604
32	Asbury Automotive Group, Inc.(a)	3,295
4	AutoZone, Inc.(a)	4,516
7	Best Buy Co., Inc.	781
16	Five Below, Inc.(a)	2,133
222	Gap, Inc. (The)	4,318
42	Home Depot, Inc. (The)	11,202
23	Lithia Motors, Inc., Class A	5,280
38	Lowe’s Cos., Inc.	6,008
35	Monro, Inc.	1,472
38	Tiffany & Co.	4,972
32	Williams-Sonoma, Inc.	2,919

		50,068

	Technology Hardware, Storage & Peripherals – 0.3%
106	Apple, Inc.	11,539
112	Hewlett Packard Enterprise Co.	968
116	HP, Inc.	2,083
83	NCR Corp.(a)	1,687
9	Seagate Technology PLC	430

		16,707

	Textiles, Apparel & Luxury Goods – 0.4%
19	Deckers Outdoor Corp.(a)	4,814
52	NIKE, Inc., Class B	6,244
567	Under Armour, Inc., Class A(a)	7,848
36	VF Corp.	2,419
76	Wolverine World Wide, Inc.	2,027

		23,352

	Thrifts & Mortgage Finance – 0.0%
287	New York Community Bancorp, Inc.	2,385

	Trading Companies & Distributors – 0.0%
24	GATX Corp.	1,639

Shares	Description	Value (†)
Common Stocks – continued
	Water Utilities – 0.2%
22	American Water Works Co., Inc.	$3,311
182	Essential Utilities, Inc.	7,499

		10,810

	Wireless Telecommunication Services – 0.1%
54	Shenandoah Telecommunications Co.	2,356
44	T-Mobile US, Inc.(a)	4,821

		7,177

	Total Common Stocks (Identified Cost $1,921,617)	1,992,401

Principal Amount
Bonds and Notes – 16.3%
	Agency Commercial Mortgage-Backed Securities – 0.1%
$ 3,513	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	3,522

	Automotive – 0.4%
10,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	10,959
8,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	8,210

		19,169

	Banking – 3.4%
10,000	American Express Co., 3.700%, 8/03/2023	10,856
10,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	10,302
9,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	9,123
9,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	9,840
6,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	6,513
10,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	10,646
9,000	Capital One Financial Corp., 3.300%, 10/30/2024	9,762
9,000	Citigroup, Inc., 4.600%, 3/09/2026	10,376
5,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	5,224
4,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	4,046
10,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	11,118
11,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	11,842
8,000	KeyCorp, MTN, 2.550%, 10/01/2029	8,513

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 9,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	$9,946
8,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	8,705
5,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,338
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	4,308
8,000	Truist Bank, 3.200%, 4/01/2024	8,638
10,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	10,795
10,000	Westpac Banking Corp., 2.350%, 2/19/2025	10,644

		176,535

	Brokerage – 0.3%
8,000	BlackRock, Inc., 2.400%, 4/30/2030	8,600
8,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	8,316

		16,916

	Cable Satellite – 0.2%
8,000	Comcast Corp., 3.000%, 2/01/2024	8,607

	Construction Machinery – 0.3%
7,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	7,042
9,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	9,243

		16,285

	Consumer Cyclical Services – 0.3%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	6,133
10,000	eBay, Inc., 3.800%, 3/09/2022	10,423

		16,556

	Electric – 0.8%
7,000	Duke Energy Corp., 3.750%, 4/15/2024	7,674
9,000	Entergy Corp., 0.900%, 9/15/2025	9,001
6,000	Exelon Corp., 4.050%, 4/15/2030	6,945
8,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	8,288
7,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	7,763

		39,671

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Finance Companies – 0.1%
$ 6,000	Ares Capital Corp., 3.250%, 7/15/2025	$6,015

	Financial Other – 0.2%
8,000	ORIX Corp., 2.900%, 7/18/2022	8,289

	Food & Beverage – 0.5%
8,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	8,210
8,000	General Mills, Inc., 4.000%, 4/17/2025	9,029
8,000	Mondelez International, Inc., 2.750%, 4/13/2030	8,623

		25,862

	Government Owned - No Guarantee – 0.5%
17,000	Federal National Mortgage Association, 6.625%, 11/15/2030	25,777

	Health Insurance – 0.3%
7,000	Anthem, Inc., 4.101%, 3/01/2028	8,068
6,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	8,676

		16,744

	Healthcare – 0.8%
3,000	Cigna Corp., 3.750%, 7/15/2023	3,246
7,000	CVS Health Corp., 4.300%, 3/25/2028	8,106
6,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	6,332
7,000	McKesson Corp., 3.950%, 2/16/2028	8,066
6,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	6,509
6,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	6,347

		38,606

	Independent Energy – 0.2%
9,000	EQT Corp., 3.000%, 10/01/2022	8,986

	Integrated Energy – 0.6%
9,000	BP Capital Markets PLC, 3.814%, 2/10/2024	9,863
8,000	Exxon Mobil Corp., 2.992%, 3/19/2025	8,701
8,000	Shell International Finance BV, 6.375%, 12/15/2038	11,854

		30,418

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Life Insurance – 0.3%
$ 10,000	American International Group, Inc., 3.400%, 6/30/2030	$11,119
6,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	6,324

		17,443

	Media Entertainment – 0.1%
6,000	ViacomCBS, Inc., 4.750%, 5/15/2025	6,887

	Midstream – 0.4%
8,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	8,417
9,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	9,770

		18,187

	Mortgage Related – 3.0%
5,973	FNMA, 2.000%, 9/01/2050	6,163
5,939	FNMA, 2.500%, 8/01/2050	6,193
64,697	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	67,585
48,159	FNMA, 3.500%, with various maturities in 2049(c)	50,786
15,308	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	16,335
7,884	FNMA, 4.500%, with various maturities from 2048 to 2049(c)	8,526

		155,588

	Natural Gas – 0.2%
9,000	NiSource, Inc., 0.950%, 8/15/2025	8,971

	Oil Field Services – 0.2%
10,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	10,452

	Pharmaceuticals – 0.6%
11,000	AbbVie, Inc., 3.600%, 5/14/2025	12,174
10,000	Amgen, Inc., 2.650%, 5/11/2022	10,331
11,000	Johnson & Johnson, 1.300%, 9/01/2030	10,963

		33,468

	Railroads – 0.2%
8,000	CSX Corp., 2.600%, 11/01/2026	8,692

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	REITs - Office Property – 0.1%
$ 5,000	Boston Properties LP, 2.750%, 10/01/2026	$5,356

	Restaurants – 0.2%
11,000	Starbucks Corp., 2.250%, 3/12/2030	11,293

	Technology – 1.6%
11,000	Apple, Inc., 2.500%, 2/09/2025	11,828
4,000	Broadcom, Inc., 4.110%, 9/15/2028	4,455
5,000	HP, Inc., 3.000%, 6/17/2027	5,376
6,000	Intel Corp., 2.450%, 11/15/2029	6,478
10,000	International Business Machines Corp., 4.000%, 6/20/2042	11,851
6,000	NVIDIA Corp., 2.850%, 4/01/2030	6,649
10,000	Oracle Corp., 2.950%, 5/15/2025	10,882
12,000	QUALCOMM, Inc., 1.650%, 5/20/2032, 144A	11,740
10,000	VMware, Inc., 2.950%, 8/21/2022	10,381

		79,640

	Wireless – 0.2%
6,000	Vodafone Group PLC, 6.150%, 2/27/2037	8,363

	Wirelines – 0.2%
10,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.380%, 5/15/2025(d)	10,244

	Total Bonds and Notes (Identified Cost $808,612)	832,542

Shares
Exchange-Traded Funds – 5.4%
4,520	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $284,963)	276,398

Affiliated Mutual Funds – 33.9%
22,874	Loomis Sayles Inflation Protected Securities Fund, Class N	268,087
33,954	Loomis Sayles Limited Term Government and Agency Fund, Class N	392,174
35,972	Mirova Global Green Bond Fund, Class N	391,378
21,084	Mirova International Sustainable Equity Fund, Class N	268,616
8,541	WCM Focused Emerging Markets Fund	146,481
12,492	WCM Focused International Growth Fund	266,462

	Total Affiliated Mutual Funds (Identified Cost $1,680,251)	1,733,198

Description	Value (†)
Total Investments – 94.5% (Identified Cost $4,695,443)	$4,834,539
Other assets less liabilities – 5.5%	281,340

Net Assets – 100.0%	$5,115,879

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of October 31, 2020 is disclosed.

(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of October 31, 2020 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the value of Rule 144A holdings amounted to $11,740 or 0.2% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2020, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$322,163	$87,639	$165,981	$16,493	$7,773	$268,087	$1,642
Loomis Sayles Limited Term Government and Agency Fund, Class N	482,941	145,213	242,026	5,299	747	392,174	5,026
Mirova Global Green Bond Fund, Class N	515,436	102,362	239,712	19,977	(6,685)	391,378	4,933
Mirova International Sustainable Equity Fund, Class N	634,081	187,789	605,868	76,412	(23,798)	268,616	1,334
WCM Focused Emerging Markets Fund	—	146,994	—	—	(513)	146,481	—
WCM Focused International Growth Fund	—	269,460	—	—	(2,998)	266,462	—

	$1,954,621	$939,457	$1,253,587	$118,181	$(25,474)	$1,733,198	$12,935

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,992,401	$—	$—	$1,992,401
Bonds and Notes*	—	832,542	—	832,542
Exchange-Traded Funds	276,398	—	—	276,398
Affiliated Mutual Funds	1,733,198	—	—	1,733,198

Total	$4,001,997	$832,542	$—	$4,834,539

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2020 (Unaudited)

Equity	57.7%
Fixed Income	36.8

Total Investments	94.5
Other assets less liabilities	5.5

Net Assets	100.0%